Shareholder Report, Holdings (Details) - Golden Eagle Dynamic Hypergrowth ETF	Dec. 31, 2025
Adaptive Biotechnologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Stoke Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Dave, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Hecla Mining Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
CommScope Holding Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Bloom Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Aura Minerals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
AngloGold Ashanti plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.49%